PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Property Plant And Equipments [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]
	12-31-2017	12-31-2016
Property, Plant and Equipment, Net	ThU.S.$	ThU.S.$
Construction work in progress	597,351	321,031
Land	1,008,310	991,450
Buildings	2,135,201	2,169,731
Plant and equipment	3,112,755	3,256,348
Information technology equipment	22,665	24,154
Fixtures and fittings	12,297	9,880
Motor vehicles	15,959	16,858
Other property, plant and equipment	129,761	130,043
Total Net	7,034,299	6,919,495

Property, Plant and Equipment, Gross
Construction work in progress	597,351	321,031
Land	1,008,310	991,450
Buildings	3,926,157	3,825,259
Plant and equipment	6,410,561	6,128,494
Information technology equipment	82,765	76,421
Fixtures and fittings	40,388	33,613
Motor vehicles	49,756	48,534
Other property, plant and equipment	159,720	153,838
Total Gross	12,275,008	11,578,640

Accumulated depreciation and impairment
Buildings	(1,790,956)	(1,655,528)
Plant and equipment	(3,297,806)	(2,872,146)
Information technology equipment	(60,100)	(52,267)
Fixtures and fittings	(28,091)	(23,733)
Motor vehicles	(33,797)	(31,676)
Other property, plant and equipment	(29,959)	(23,795)
Total	(5,240,709)	(4,659,145)

The following tables set forth the reconciliation of the carrying amount of property, plant and equipment as of December 31, 2017 and December 31, 2016:

	Construction work in progress	Land	Buildings	Plant and equipment	IT Equipment	Fixtures and fittings	Motor vehicles	Other Property, Plant and Equipment	TOTAL
Movement of Property, Plant and Equipment	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance 01-01-2017	321,031	991,450	2,169,731	3,256,348	24,154	9,880	16,858	130,043	6,919,495
Changes
Additions	440,394	277	12,932	65,938	787	556	2,161	10,788	533,833
Acquisitions through business combinations	3,460	4,009	17,214	46,415	164	986	241	2,022	74,511
Disposals	-	(1,878)	(48)	(5,492)	(26)	(26)	(292)	(262)	(8,024)
Retirements	(1,585)	(75)	(3,809)	(3,900)	(4)	(29)	(127)	(7,211)	(16,740)
Depreciation	-	-	(125,692)	(311,819)	(6,080)	(2,268)	(3,546)	(5,421)	(454,826)
Impairment loss recognized in profit or loss	(208)	-	(769)	(8,271)	(5)	(310)	-	(338)	(9,901)
Increase (decrease) through net exchange differences	290	(2,728)	961	(2,394)	51	(31)	67	69	(3,715)
Reclassification of assets held for sale	(418)	-	-	84	-	-	-	-	(334)
Increase (decrease) through transfers from construction in progress	(165,613)	17,255	64,681	75,846	3,624	3,539	597	71	-
Total changes	276,320	16,860	(34,530)	(143,593)	(1,489)	2,417	(899)	(282)	114,804
Closing balance 12-31-2017	597,351	1,008,310	2,135,201	3,112,755	22,665	12,297	15,959	129,761	7,034,299

	Construction work in progress	Land	Buildings	Plant and equipment	IT Equipment	Fixtures and fittings	Motor vehicles	Other Property, Plant and Equipment	TOTAL
Movement of Property, Plant and Equipment	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance 01-01-2016	251,519	951,638	2,182,643	3,346,675	26,210	11,860	16,721	109,130	6,896,396
Changes
Additions	317,159	6,350	7,966	59,997	554	269	1,281	25,618	419,194
Disposals	(44)	(1,107)	(443)	(2,382)	(105)	-	(199)	(1,607)	(5,887)
Retirements	(1,754)	(295)	(926)	(2,209)	(24)	(8)	(30)	(2,811)	(8,057)
Depreciation	-	-	(122,257)	(330,876)	(5,352)	(1,970)	(3,969)	(4,729)	(469,153)
Impairment loss recognized in profit or loss	-	-	9	(1,254)	(7)	(1)	-	(1,553)	(2,806)
Increase (decrease) through net exchange differences	6,610	30,514	(2,388)	51,224	134	116	112	3,145	89,467
Reclassification of assets held for sale	-	-	-	341	-	-	-	-	341
Increase (decrease) through transfers from construction in progress	(252,459)	4,350	105,127	134,832	2,744	(386)	2,942	2,850	-
Total changes	69,512	39,812	(12,912)	(90,327)	(2,056)	(1,980)	137	20,913	23,099
Closing balance 12-31-2016	321,031	991,450	2,169,731	3,256,348	24,154	9,880	16,858	130,043	6,919,495

Disclosure of commitments related to proprty, plant and equipment [Text Block]
Disbursements commitments for the acquisition of property, plant and equipment and disbursements for property, plant and equipment under construction.

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Amount committed for the acquisition of property, plant and equipment	112,924	122,757

Disclosure of depreciation and amortisation expense [text block]
The depreciation expense for the period ending December 31, 2017, 2016 and 2015 is as follows:

	January-December
	2017	2016	2015
Depreciation for the year	ThU.S.$	ThU.S.$	ThU.S.$
Cost of sales	381,725	371,170	365,401
Administrative expenses	23,005	21,546	19,084
Other expenses	3,494	2,119	3,707
Total	408,224	394,835	388,192

Disclosure of useful lives of property, plant and equipment [Text Block]
The useful lives of property, plant and equipment are estimated based on the expected use of the assets. The average useful lives by asset class are as follow:

Years of Useful Life (Average)
Buildings	58
Plant and equipment	30
Information technology equipment	8
Fixtures and fittings	28
Motor vehicles	7
Other property, plant and equipment	14